Loans Receivable (Schedule Of Troubled Debt Restructurings) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Accruing Loans, Current	$ 2,354,000	$ 55,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	15,356,000	23,898,000
Total TDRs	17,710,000	23,953,000
Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	1,057,000	55,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	14,853,000	21,696,000
Total TDRs	15,910,000	21,751,000
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	1,204,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	281,000	1,971,000
Total TDRs	1,485,000	1,971,000
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	93,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	222,000	231,000
Total TDRs	315,000	231,000
Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs